Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Augustar® Variable Insurance Products Fund, Inc.
Entity Central Index Key	0000315754
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
AVIP Bond Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Bond Portfolio	$ 63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio outperformed its primary benchmark for the year. Outperformance was driven by corporate bond allocation and security selection. Allocation to corporate credit was a positive contributor relative to the index. This performance was augmented by an even larger positive sector contribution from the Financials, Information Technology, and Communication Services sectors though there was a partial offset by underperformance from the Consumer Discretionary and Materials sectors. During the latter part of the year, the Portfolio increased its allocation to higher-rated collateralized loan obligations (“CLOs“) to enhance yield and improve overall credit quality. This allocation aided the performance of the Portfolio compared to the benchmark, as the credit spread on CLOs added were greater than that of the overall index.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP Bond Portfolio	7.67	(0.06)	3.36
ICE BofA U.S. Broad Market Index (Broad-based market index)	7.15	(0.42)	2.01
ICE BofA U.S. Corporate Index (Secondary comparative index)	7.78	0.11	3.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Dec. 31, 2024
Net Assets	$ 267,081,883
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 1,333,272
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 267,081,883
Total number of portfolio holdings	162
Total advisory fee paid	$ 1,333,272
Portfolio turnover rate	112%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Bank of Nova Scotia / The 6.875%, 10/27/2085	1.2%
Zions Bancorp N.A. 4.704%, 08/18/2028	1.1%
JPMorgan Chase & Co. 4.810%, 10/22/2036	1.1%
UnitedHealth Group, Inc. 5.500%, 07/15/2044	1.1%
Morgan Stanley 4.892%, 10/22/2036	1.1%
Prudential Financial, Inc. 4.500%, 09/15/2047	1.1%
Antares Holdings LP 2.750%, 01/15/2027	1.1%
First Citizens BancShares, Inc. 5.600%, 09/05/2035	1.1%
Goldman Sachs Group, Inc. / The 4.369%, 10/21/2031	1.0%
Meta Platforms, Inc. 5.625%, 11/15/2055	1.0%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Bank of Nova Scotia / The 6.875%, 10/27/2085	1.2%
Zions Bancorp N.A. 4.704%, 08/18/2028	1.1%
JPMorgan Chase & Co. 4.810%, 10/22/2036	1.1%
UnitedHealth Group, Inc. 5.500%, 07/15/2044	1.1%
Morgan Stanley 4.892%, 10/22/2036	1.1%
Prudential Financial, Inc. 4.500%, 09/15/2047	1.1%
Antares Holdings LP 2.750%, 01/15/2027	1.1%
First Citizens BancShares, Inc. 5.600%, 09/05/2035	1.1%
Goldman Sachs Group, Inc. / The 4.369%, 10/21/2031	1.0%
Meta Platforms, Inc. 5.625%, 11/15/2055	1.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
Derivatives Risk, Swap Risk, and CDX Tranche Risk were added as principal investment risks within the Portfolio’s December 5, 2025 Prospectus.
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.82% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense
limitation agreement.

Material Fund Change Expenses [Text Block]
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.82% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense
limitation agreement.

Material Fund Change Risks Change [Text Block]	Derivatives Risk, Swap Risk, and CDX Tranche Risk were added as principal investment risks within the Portfolio’s December 5, 2025 Prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP BlackRock Balanced Allocation Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Balanced Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP BlackRock Balanced Allocation Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Balanced Allocation Portfolio	$ 62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio’s equity sleeve outperformed the primary benchmark for the year, and the fixed income sleeve outperformed the fixed income portion of the secondary benchmark.

However, the Portfolio’s allocation to fixed income securities was the primary driver of underperformance for the year compared to the primary benchmark, as the domestic fixed income market generally underperformed compared to the equity markets.
In the equity sleeve, security selection was the main driver of outperformance for the year, driven by selection in Financials, Health Care, and Industrials. Sector allocation decisions had muted impact on performance, with an underweight to Materials contributing to performance while an overweight to Information Technology detracted.

At the security level, the top contributors to relative performance for the year were overweights to Lam Research Corp., Cardinal Health, Inc., and Comfort Systems U.S.A., Inc., while overweights to Comcast Corp. Class A, Equinix, Inc, and Motorola Solutions, Inc. were the top detractors.
In the fixed income sleeve, outperformance compared to the fixed income portion of the secondary benchmark was driven by exposure by sector allocation to Financials and Consumer Staples as the allocation to corporate credit was largely neutral. Positive returns compared to the fixed income portion of the secondary index for the year were observed across most credit ratings, led by AA- and BBB-rated securities. During the year, the Portfolio benefited from curve positioning to the intermediate part of the curve, compared to the fixed income portion of the secondary benchmark, with a net contribution of 38 basis points.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP BlackRock Balanced Allocation Portfolio	16.61	10.39	10.82
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
70% S&P 500 ® Index/30% ICE BofA U.S. Corporate Index (Secondary comparative index)	14.88	10.09	11.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 367,961,405
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 1,883,282
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 367,961,405
Total number of portfolio holdings	253
Total advisory fee paid	$ 1,883,282
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	6.2%
Apple, Inc.	5.5%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.4%
Alphabet, Inc. Class A	2.4%
Meta Platforms, Inc. Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. Class C	1.9%
Tesla, Inc.	1.5%
Walmart, Inc.	1.4%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	6.2%
Apple, Inc.	5.5%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.4%
Alphabet, Inc. Class A	2.4%
Meta Platforms, Inc. Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc. Class C	1.9%
Tesla, Inc.	1.5%
Walmart, Inc.	1.4%

AVIP BlackRock Advantage International Equity Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage International Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP BlackRock Advantage International Equity Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage International Equity Portfolio	$ 103	0.88%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio outperformed the primary benchmark for the year.

Security selection drove outperformance, while sector allocation also modestly contributed. Selection within Financials, Health Care, and Consumer Staples were top contributors to relative performance for the year. Underweight allocations to Consumer Discretionary and Consumer Staples contributed to outperformance, while an overweight allocation to Information Technology detracted. From a country perspective, security selection drove performance through positioning in the United Kingdom, Japan, and France. Country allocation detracted from outperformance for the year, as underweight allocations to the Netherlands and Spain struggled.

This impact was partially offset by an underweight allocation to Denmark. At the security level, top contributors to relative performance for the year were Banco Santander SA, Rolls-Royce Holdings PLC, and Barclays PLC, while adidas AG, Recruit Holdings Co. Ltd., and London Stock Exchange Group PLC were top detractors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage International Equity Portfolio	33.04	10.56	8.33
MSCI EAFE Index (Net-USD) (Broad-based market index)	31.22	8.92	8.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 349,999,298
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 2,482,860
Investment Company, Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention
to
.
Net assets	$ 349,999,298
Total number of portfolio holdings	262
Total advisory fee paid	$ 2,482,860
Portfolio turnover rate	147%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Country
Weightings
Japan	23.6%
United Kingdom	14.9%
France	12.0%
Germany	9.2%
Switzerland	8.3%
Australia	7.2%
Netherlands	4.7%
Spain	4.5%
Hong Kong	2.8%
Italy	2.3%
Portfolio
Composition
Sector
Allocation

Largest Holdings [Text Block]	Top 10 Country Weightings
Japan	23.6%
United Kingdom	14.9%
France	12.0%
Germany	9.2%
Switzerland	8.3%
Australia	7.2%
Netherlands	4.7%
Spain	4.5%
Hong Kong	2.8%
Italy	2.3%

AVIP Fidelity Institutional AM® Equity Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Fidelity Institutional AM® Equity Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Fidelity Institutional AM
®
Equity Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Fidelity Institutional AM ® Equity Growth Portfolio	$ 83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio’s underperformance for the year was largely due to negative security selection within the Information Technology and Consumer Discretionary sectors. An underweight positioning in the Information Technology sector and overweight to Consumer Discretionary also detracted. The underweight positions in Apple, Inc. and Broadcom, Inc. were the largest detractors in the Information Technology sector. The Portfolio’s overweight position in Amazon.com, Inc. and the out of benchmark position in HubSpot, Inc. were among other large detractors.

Conversely, security selection in the Industrials sector aided relative performance; notably, the Portfolio’s overweight positions in GE Vernova, Inc. and General Electric Co. (operating as "GE Aerospace").

The Portfolio’s out of benchmark position in Taiwan Semiconductor Manufacturing Co. Ltd - ADR and an overweight to NVIDIA Corp. were also among the largest contributors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP Fidelity Institutional AM ® Equity Growth Portfolio	15.35	10.69	15.69
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Dec. 31, 2024
Net Assets	$ 246,266,844
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 988,890
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay
attention
to.
Net assets	$ 246,266,844
Total number of portfolio holdings	123
Total advisory fee paid	$ 988,890
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	13.1%
Amazon.com, Inc.	9.6%
Alphabet, Inc. Class A	6.7%
Apple, Inc.	5.4%
Meta Platforms, Inc. Class A	4.3%
Eli Lilly & Co.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	3.0%
Microsoft Corp.	2.8%
Royalty Pharma PLC Class A	2.2%
Lowe's Cos., Inc.	1.9%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	13.1%
Amazon.com, Inc.	9.6%
Alphabet, Inc. Class A	6.7%
Apple, Inc.	5.4%
Meta Platforms, Inc. Class A	4.3%
Eli Lilly & Co.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	3.0%
Microsoft Corp.	2.8%
Royalty Pharma PLC Class A	2.2%
Lowe's Cos., Inc.	1.9%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 1.26%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.81% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.

Material Fund Change Expenses [Text Block]
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 1.26%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.81% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP AB Small Cap Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP AB Small Cap Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP AB Small Cap Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP AB Small Cap Portfolio	$ 88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance for the year was managing a small cap stock portfolio to optimize the risk and return opportunities within that market capitalization universe.

Security selection, and to a lesser extent, sector allocation, detracted from performance relative to the benchmark. From a security selection perspective, Industrials, Consumer Discretionary, Information Technology, and Financials holdings explained most of the detraction, while selection within Health Care was a partial offset. From a sector allocation perspective, significant underweight positions in Information Technology and Communication Services detracted. Only slightly offsetting this detraction, an underweight in Consumer Staples and overweight in Industrials contributed.
Consistent with the Portfolio’s small cap mandate, the Portfolio did not hold certain large capitalization Information Technology stocks that drove the primary benchmark’s returns during the year.

Nearly half of the Portfolio’s security selection detraction came from only three Information Technology stocks not held in the Portfolio: Alphabet, Inc., NVIDIA Corp., and Broadcom, Inc. These were not held due to the market capitalization range of the small cap universe. In addition, several individual holdings related to consumer spending and highly affected by tariff uncertainty underperformed their sector peers, contributing to relative detraction. Positioning within Health Care in the second half of the year partially offset some of the headwinds in other sectors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP AB Small Cap Portfolio	4.89	1.53	8.67
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Dec. 31, 2024
Net Assets	$ 282,304,702
Holdings Count | Holding	520
Advisory Fees Paid, Amount	$ 1,059,657
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 282,304,702
Total number of portfolio holdings	520
Total advisory fee paid	$ 1,059,657
Portfolio turnover rate	99%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Credo Technology Group Holding Ltd.	1.3%
Advanced Energy Industries, Inc.	1.1%
Semtech Corp.	1.1%
Glaukos Corp.	1.1%
Piper Sandler Cos.	1.0%
SiTime Corp.	1.0%
Fabrinet	1.0%
Primoris Services Corp.	1.0%
Zurn Elkay Water Solutions Corp.	0.9%
Guardant Health, Inc.	0.9%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Credo Technology Group Holding Ltd.	1.3%
Advanced Energy Industries, Inc.	1.1%
Semtech Corp.	1.1%
Glaukos Corp.	1.1%
Piper Sandler Cos.	1.0%
SiTime Corp.	1.0%
Fabrinet	1.0%
Primoris Services Corp.	1.0%
Zurn Elkay Water Solutions Corp.	0.9%
Guardant Health, Inc.	0.9%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 1.10% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.

Material Fund Change Expenses [Text Block]	On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 1.10% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP AB Mid Cap Core Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP AB Mid Cap Core Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP AB Mid Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP AB Mid Cap Core Portfolio	$ 95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio’s relative underperformance for the year was primarily driven by security selection, with sector allocation playing a secondary role. Stock selection within Consumer Discretionary, Information Technology and Industrials detracted most meaningfully from relative performance, while positive stock selection within Utilities, Real Estate, and Healthcare partially offset these effects. From a sector allocation perspective, underweight positions in Information Technology and Communication Services detracted along with an overweight in Real Estate. Overweight sector positions in Industrials and Healthcare, along with an underweight to Consumer Staples contributed.
Consistent with the Portfolio’s mid cap core mandate, the Portfolio did not hold certain large capitalization Information Technology stocks that drove the primary benchmark’s returns during the year.

Half of the Portfolio’s security selection detraction came from only three Information Technology stocks not held in the Portfolio: Alphabet, Inc., NVIDIA Corp., and Broadcom, Inc . These were not held due to the market capitalization range of the mid cap universe. In addition, several individual holdings related to consumer spending underperformed their sector peers, contributing to relative detractors. Offsetting these effects, positive stock selection related to Artificial Intelligence (“AI”) and related infrastructure spending contributed and helped to offset the detraction from not holding larger cap Information Technology companies. The net negative security selection reflected the Portfolio’s focus on risk-adjusted returns within the mid cap core universe, which resulted in performance outcomes that underperformed the benchmark.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP AB Mid Cap Core Portfolio	6.42	4.96	9.99
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Dec. 31, 2024
Net Assets	$ 102,033,725
Holdings Count | Holding	629
Advisory Fees Paid, Amount	$ 570,683
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 102,033,725
Total number of portfolio holdings	629
Total advisory fee paid	$ 570,683
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the
Portfolio
.
Top 10 Holdings
TechnipFMC PLC	0.9%
Stifel Financial Corp.	0.9%
Rocket Lab Corp.	0.8%
Comfort Systems U.S.A., Inc.	0.8%
Insmed, Inc.	0.7%
Jones Lang LaSalle, Inc.	0.6%
Credo Technology Group Holding Ltd.	0.6%
Tenet Healthcare Corp.	0.6%
First Citizens BancShares, Inc. Class A	0.5%
BJ's Wholesale Club Holdings, Inc.	0.5%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
TechnipFMC PLC	0.9%
Stifel Financial Corp.	0.9%
Rocket Lab Corp.	0.8%
Comfort Systems U.S.A., Inc.	0.8%
Insmed, Inc.	0.7%
Jones Lang LaSalle, Inc.	0.6%
Credo Technology Group Holding Ltd.	0.6%
Tenet Healthcare Corp.	0.6%
First Citizens BancShares, Inc. Class A	0.5%
BJ's Wholesale Club Holdings, Inc.	0.5%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 1.15% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.

Material Fund Change Expenses [Text Block]	On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 1.15% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP S&P 500® Index Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP S&P 500® Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP S&P 500 ® Index Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP S&P 500 ® Index Portfolio	$ 41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio intends to track the underlying return of the S&P 500
®
Index (also the Portfolio’s primary, broad-based benchmark).

Sources of return variance were related to the cumulative impact of investing the day-to-day cash flows in the Portfolio.

There was no impact from either sector allocation or stock selection that caused any significant performance variance between the Portfolio and its benchmark.

Information Technology, Communication Services and Financials were the top contributing sectors, while Real Estate, Materials, and Consumer Staples were the bottom contributing sectors for the year.

Because the Portfolio weights its holdings to be similar to those utilized by the benchmark, there were no holdings that significantly contributed to, or detracted from, the Portfolio’s benchmark-relative performance for the year.

Benchmark constituents that contributed the most to Portfolio and benchmark returns included NVIDIA Corp. and Google parent Alphabet, Inc.

UnitedHealth Group, Inc., Fiserv, Inc., and Salesforce, Inc. were leading detractors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP S&P 500 ® Index Portfolio	17.43	13.98	14.37
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Dec. 31, 2024
Net Assets	$ 1,184,943,012
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 3,974,688
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,184,943,012
Total number of portfolio holdings	505
Total advisory fee paid	$ 3,974,688
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 0.71%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.56% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.

Material Fund Change Expenses [Text Block]
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 0.71%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.56% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP BlackRock Advantage Large Cap Value Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Large Cap Value Portfolio	$ 82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance for the year was managing a large cap value stock portfolio to optimize the risk and return opportunities within that market capitalization and style universe. Relative to the primary benchmark, the Portfolio outperformed for the year.
Security selection drove outperformance for the year, while sector allocation detracted relative to the primary benchmark. Selection within Financials, Industrials, and Consumer Staples were key contributors to relative performance for the year while security selection within Real Estate and Communication Services struggled. An underweight allocation to Information Technology detracted from performance for the year, while an underweight to Consumer Discretionary contributed. At the security level, the top contributors to relative performance for the year were an underweight to Apple, Inc., an overweight to Micron Technology, Inc., and an overweight to Citigroup, Inc. while an underweight to NVIDIA Corp., not holding Broadcom, Inc., and an overweight to Comcast Corp. Class A were top detractors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Large Cap Value Portfolio	18.44	12.15	9.82
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 188,489,347
Holdings Count | Holding	177
Advisory Fees Paid, Amount	$ 1,265,856
Investment Company, Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 188,489,347
Total number of portfolio holdings	177
Total advisory fee paid	$ 1,265,856
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
JPMorgan Chase & Co.	3.1%
Amazon.com, Inc.	2.9%
Berkshire Hathaway, Inc. Class B	2.6%
Walmart, Inc.	2.5%
Alphabet, Inc. Class A	2.4%
Bank of America Corp.	2.1%
Alphabet, Inc. Class C	1.7%
Charles Schwab Corp. / The	1.5%
Bristol-Myers Squibb Co.	1.5%
Citigroup, Inc.	1.4%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
JPMorgan Chase & Co.	3.1%
Amazon.com, Inc.	2.9%
Berkshire Hathaway, Inc. Class B	2.6%
Walmart, Inc.	2.5%
Alphabet, Inc. Class A	2.4%
Bank of America Corp.	2.1%
Alphabet, Inc. Class C	1.7%
Charles Schwab Corp. / The	1.5%
Bristol-Myers Squibb Co.	1.5%
Citigroup, Inc.	1.4%

AVIP High Income Bond Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP High Income Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP High Income Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP High Income Bond Portfolio	$ 92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the year ended December 31, 2025, the Portfolio returned 8.31% versus 7.15% for its primary benchmark, the ICE BofA U.S. Broad Market Index, and 8.50% for its secondary benchmark, the ICE BofA U.S. High Yield Constrained Index.

Effective at the end of business on December 5, 2025, Constellation Investments, Inc. (“CINV”) terminated its sub-advisory agreement with Federated Investment Management Company (“Federated”) and assumed portfolio management responsibilities.

As a result of the termination of the sub-advisory agreement, the name of the Portfolio was changed from AVIP Federated High Income Bond Portfolio to AVIP High Income Bond Portfolio and the Portfolio’s investment strategy was revised.

For the period from January 1, 2025 to December 5, 2025 (the “first performance period”), the Portfolio returned 7.86% versus 6.92% for its primary benchmark and 7.98% versus its secondary benchmark.

For the period from December 6, 2025 to December 31, 2025 (the “latter performance period”), the Portfolio returned 0.41% versus 0.21% for its primary benchmark and 0.49% for its secondary benchmark.
Federated:

Sector allocation and security selection decisions were both drivers of the Portfolio’s outperformance for the first performance period, as compared to its primary benchmark The Portfolio benefitted from a lower duration than the primary benchmark, primarily by not holding U.S. Treasury securities, which were a large component of the benchmark’s holdings.

The Portfolio benefitted from an overweight to, and selection within, the Energy, Capital Goods, and Basic Industry sectors.

The primary detractors from relative performance were not owning securities in the mortgage backed and foreign sovereign sectors, which performed well during the first performance period. Slight detractions from performance can further be attributed to sector allocation decisions in the Media sector. Top relative contributors for the period at the security level were Foundation Building Materials, Inc. 6.000% due 03/01/2029, Seagate Data Storage Technology Pte. Ltd. 9.625% due 12/01/2032, and Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC 4.000% due 09/01/2029. Top relative detractors were McAfee Corp. 7.375% due 02/15/2030, CSC Holdings LLC 3.375% due 02/15/2031, and Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A. Inc.

5.250% due 08/15/2027.
CINV
:

The Portfolio’s outperformance for the latter performance period, as compared to the primary benchmark, was driven by corporate bond allocation and security selection. Positive contributions for the period were observed from high-yield securities with moderate credit risk. During the latter performance period, the Portfolio reduced exposure to higher-risk segments of the high-yield market to enhance overall credit quality, with the weighting of CCCs declining from 11.5% to 2.89% and the credit rating of the overall Portfolio moved to BB/BB- from BB-/B+.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP High Income Bond Portfolio	8.31	3.85	5.77
ICE BofA U.S. Broad Market Index (Broad-based market index)	7.15	(0.42)	2.01
ICE BofA U.S. High Yield Constrained Index (Secondary comparative index)	8.50	4.50	6.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Dec. 31, 2024
Net Assets	$ 119,095,997
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 886,465
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 119,095,997
Total number of portfolio holdings	218
Total advisory fee paid	$ 886,465
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
State Street SPDR Portfolio High Yield Bond ETF	3.9%
Blackstone Private Credit Fund 6.000%, 11/22/2034	1.7%
Goldman Sachs Private Credit Corp. 5.375%, 01/31/2029	1.7%
Apollo Debt Solutions BDC 6.550%, 03/15/2032	1.5%
Oaktree Strategic Credit Fund 6.500%, 07/23/2029	1.1%
Connect Finco SARL / Connect U.S. Finco LLC 9.000%, 09/15/2029	0.9%
Diamond Foreign Asset Co. / Diamond Finance LLC 8.500%, 10/01/2030	0.9%
Stonepeak Nile Parent LLC 7.250%, 03/15/2032	0.9%
Antares Holdings LP 7.950%, 08/11/2028	0.9%
Prime Healthcare Services, Inc. 9.375%, 09/01/2029	0.9%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
State Street SPDR Portfolio High Yield Bond ETF	3.9%
Blackstone Private Credit Fund 6.000%, 11/22/2034	1.7%
Goldman Sachs Private Credit Corp. 5.375%, 01/31/2029	1.7%
Apollo Debt Solutions BDC 6.550%, 03/15/2032	1.5%
Oaktree Strategic Credit Fund 6.500%, 07/23/2029	1.1%
Connect Finco SARL / Connect U.S. Finco LLC 9.000%, 09/15/2029	0.9%
Diamond Foreign Asset Co. / Diamond Finance LLC 8.500%, 10/01/2030	0.9%
Stonepeak Nile Parent LLC 7.250%, 03/15/2032	0.9%
Antares Holdings LP 7.950%, 08/11/2028	0.9%
Prime Healthcare Services, Inc. 9.375%, 09/01/2029	0.9%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
At a meeting held on August 28, 2025, the Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the termination of the sub-advisory agreement between the Portfolio’s adviser, CINV and Federated, the prior sub-adviser to the Portfolio.

Effective at the end of business December 5, 2025, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result. The following principal risks were added to the Portfolio’s December 5, 2025 Prospectus due to the new investment strategy: Derivatives Risk, Swap Risk, and CDX Tranche Risk.

Material Fund Change Risks Change [Text Block]	The following principal risks were added to the Portfolio’s December 5, 2025 Prospectus due to the new investment strategy: Derivatives Risk, Swap Risk, and CDX Tranche Risk.
Material Fund Change Adviser [Text Block]	At a meeting held on August 28, 2025, the Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the termination of the sub-advisory agreement between the Portfolio’s adviser, CINV and Federated, the prior sub-adviser to the Portfolio.

Effective at the end of business December 5, 2025, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP Nasdaq-100® Index Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Nasdaq-100® Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Nasdaq-100 ® Index Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Nasdaq-100 ® Index Portfolio	$ 49	0.44%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio intends to track the underlying return of the Nasdaq-100
®
Index (the Portfolio’s secondary benchmark).

Compared to the Portfolio’s primary, broad-based benchmark, the S&P 500
®
Index, the Portfolio’s outperformance for the year was driven by both relative sector allocation and stock selection variances. Information Technology was the top contributing sector, driven by both stock selection and sector allocation variances.

Health Care and Real Estate were also additive.

Industrials was the largest detractor to relative performance, driven by the stock selection variances within that sector.

Consumer Staples and Communication Services rounded out the bottom performing sectors compared to the primary benchmark.

Overweights to Broadcom, Inc., Palantir Technologies Inc. Class A, Micron Technology, Inc., and NVIDIA Corp. were the top contributing holdings for the year.

Not holding JPMorgan Chase & Co., Eli Lily & Co. and Johnson & Johnson were top detractors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP Nasdaq-100 ® Index Portfolio	20.54	14.85	19.20
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
Nasdaq-100 ® Index (Secondary comparative index)	21.02	15.30	19.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 261,776,046
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 957,730
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 261,776,046
Total number of portfolio holdings	103
Total advisory fee paid	$ 957,730
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	9.0%
Apple, Inc.	8.0%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.9%
Meta Platforms, Inc. Class A	3.8%
Alphabet, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. Class A	2.2%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	9.0%
Apple, Inc.	8.0%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.9%
Meta Platforms, Inc. Class A	3.8%
Alphabet, Inc. Class A	3.6%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. Class A	2.2%

AVIP BlackRock Advantage Large Cap Core Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Core Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Large Cap Core Portfolio	$ 77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio outperformed the primary benchmark for the year.

Security selection was the main driver of outperformance, driven by selection in Financials, Health Care, and Consumer Discretionary. Sector allocation decisions had muted impact on relative performance, with an underweight to Materials contributing to performance while an overweight to Consumer Discretionary detracted.

At the security level, the top contributors to relative performance for the year were overweights to Lam Research Corp. and Amphenol Corp. Class A, as well as holding off-benchmark position Comfort Systems U.S.A., Inc. Overweights to Comcast Corp. Class A, Equinix Inc., and Adobe, Inc. were the main detractors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Large Cap Core Portfolio	20.20	14.57	13.59
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 327,786,691
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 2,061,516
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 327,786,691
Total number of portfolio holdings	132
Total advisory fee paid	$ 2,061,516
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	8.4%
Apple, Inc.	7.5%
Microsoft Corp.	6.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc. Class A	3.3%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Tesla, Inc.	2.0%
Walmart, Inc.	1.9%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	8.4%
Apple, Inc.	7.5%
Microsoft Corp.	6.7%
Amazon.com, Inc.	4.7%
Alphabet, Inc. Class A	3.3%
Meta Platforms, Inc. Class A	2.8%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Tesla, Inc.	2.0%
Walmart, Inc.	1.9%

AVIP BlackRock Advantage Small Cap Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Small Cap Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP BlackRock Advantage Small Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Small Cap Growth Portfolio	$ 99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance for the year was managing a small cap growth stock portfolio to optimize the risk and return opportunities within that market capitalization and style universe. Relative to the S&P 500
®
Index, the Portfolio underperformed.
Security selection, and to a lesser extent, sector allocation decisions, drove the Portfolio’s underperformance for the year. Underweight allocations to, and selection decisions within Communication Services and Information Technology drove underperformance. An underweight to Consumer Staples and an overweight allocation to Industrials somewhat offset weakness. Selection within Consumer Discretionary was also a key contributor to underperformance, while selection within Health Care, Materials, and Industrials contributed. At the security level, top contributors to relative performance for the year were off-benchmark positions in Bloom Energy Corp. Class A, Credo Technology Group Holding Ltd., and Guardant Health, Inc., while not holding NVIDIA Corp., Alphabet, Inc., and Broadcom, Inc. were the main detractors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Small Cap Growth Portfolio	14.14	3.08	9.71
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 129,932,410
Holdings Count | Holding	551
Advisory Fees Paid, Amount	$ 994,345
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 129,932,410
Total number of portfolio holdings	551
Total advisory fee paid	$ 994,345
Portfolio turnover rate	131%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Credo Technology Group Holding Ltd.	1.6%
Bloom Energy Corp. Class A	1.4%
Fabrinet	1.3%
IonQ, Inc.	1.0%
Kratos Defense & Security Solutions, Inc.	1.0%
Guardant Health, Inc.	0.9%
Nextpower, Inc. Class A	0.8%
Madrigal Pharmaceuticals, Inc.	0.8%
Bridgebio Pharma, Inc.	0.8%
Dycom Industries, Inc.	0.8%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Credo Technology Group Holding Ltd.	1.6%
Bloom Energy Corp. Class A	1.4%
Fabrinet	1.3%
IonQ, Inc.	1.0%
Kratos Defense & Security Solutions, Inc.	1.0%
Guardant Health, Inc.	0.9%
Nextpower, Inc. Class A	0.8%
Madrigal Pharmaceuticals, Inc.	0.8%
Bridgebio Pharma, Inc.	0.8%
Dycom Industries, Inc.	0.8%

AVIP S&P MidCap 400® Index Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP S&P MidCap 400® Index Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP S&P MidCap 400 ® Index Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP S&P MidCap 400 ® Index Portfolio	$ 42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio intends to track the underlying return of the S&P MidCap 400
®
Index (the Portfolio’s secondary benchmark).

Compared to the Portfolio’s primary, broad-based benchmark, the S&P 500
®
Index, the Portfolio’s underperformance for the year was driven mostly by stock selection, but also sector allocation.

Underweighted positioning and stock selection within Information Technology were the largest overall detractors, followed by stock selection within the Consumer Discretionary and Financials sectors.

Compared to the S&P 500
®
Index, Utilities was the only sector where the relative variance of the Portfolio contributed positively, due to security selection.

Top relative contributors on an individual security basis were off-benchmark positions within Ciena Corp., Lumentum Holdings, Inc., and an overweight to Comfort Systems U.S.A., Inc. while top individual detractors were not holding benchmark positions NVIDIA Corp., Alphabet, Inc. and Broadcom, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	10 Years
AVIP S&P MidCap 400 ® Index Portfolio	7.08	8.57	9.16
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
S&P MidCap 400 ® Index (Secondary comparative index)	7.50	9.12	10.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Dec. 31, 2024
Net Assets	$ 525,657,303
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,847,700
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 525,657,303
Total number of portfolio holdings	404
Total advisory fee paid	$ 1,847,700
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex Ltd.	0.7%
Twilio, Inc. Class A	0.7%
United Therapeutics Corp.	0.7%
Pure Storage, Inc. Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex Ltd.	0.7%
Twilio, Inc. Class A	0.7%
United Therapeutics Corp.	0.7%
Pure Storage, Inc. Class A	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 0.73%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.

Material Fund Change Expenses [Text Block]	On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 0.73%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP BlackRock Advantage Large Cap Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP BlackRock Advantage Large Cap Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP BlackRock Advantage Large Cap Growth Portfolio	$ 79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The primary driver of the Portfolio’s absolute and relative performance for the year was managing a large cap growth stock portfolio to optimize the risk and return opportunities within that market capitalization and style universe. Relative to the S&P 500
®
Index, the Portfolio outperformed for the year.
Both sector allocation decisions and security selection drove the Portfolio’s outperformance for the year. An overweight allocation to Information Technology drove outperformance, while an overweight allocation to Consumer Discretionary detracted. Selection within Health Care and Industrials were key contributors to outperformance for the year while selection within Information Technology and Materials struggled. At the security level, the top contributors to relative performance for the year were overweights to Advanced Micro Devices, Inc., Broadcom, Inc., and Lam Research Corp. while overweights to ServiceNow, Inc. and Salesforce., Inc, and an underweight to Micron Technology, Inc. were top detractors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of Decem b er 31, 2025)	1 Year	5 Years	10 Years
AVIP BlackRock Advantage Large Cap Growth Portfolio	21.51	13.88	15.52
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Dec. 31, 2024
Net Assets	$ 464,801,320
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,020,311
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 464,801,320
Total number of portfolio holdings	89
Total advisory fee paid	$ 3,020,311
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	9.7%
Apple, Inc.	9.3%
Microsoft Corp.	9.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc. Class A	3.8%
Tesla, Inc.	3.7%
Alphabet, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.0%
Eli Lilly & Co.	2.8%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	9.7%
Apple, Inc.	9.3%
Microsoft Corp.	9.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc. Class A	3.8%
Tesla, Inc.	3.7%
Alphabet, Inc. Class A	3.4%
Alphabet, Inc. Class C	3.0%
Eli Lilly & Co.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 1.02%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.

Material Fund Change Expenses [Text Block]	On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 1.02%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP Constellation Dynamic Risk Balanced Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Dynamic Risk Balanced Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Constellation Dynamic Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Dynamic Risk Balanced Portfolio	$ 89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio’s underperformance relative to its benchmark was primarily driven by its allocation to fixed income securities, as the primary benchmark outperformed the fixed income portion of the secondary benchmark by about 10%. Approximately 45% of the Portfolio is allocated to fixed income securities, while the primary benchmark is a pure equity index. Within the equity sleeve, the Portfolio underperformed the primary benchmark, mostly due to its allocations to the iShares Small-Cap ETF and the iShares Core S&P Mid-Cap ETF. These ETFs carry relatively lower exposure to the Information Technology sector, which was a leading driver of equity market performance during the year.

Futures and swap contracts contributed 50 basis points to absolute return.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31 , 2025)	1 Year	5 Years	10 Years
AVIP Constellation Dynamic Risk Balanced Portfolio	12.44	4.92	8.94
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.82
55% S&P 500 ® Index/45% ICE BofA U.S. Broad Market Index ( Secondary comparative index)	13.10	7.71	9.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Dec. 31, 2024
Net Assets	$ 1,546,311,183
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 10,226,278
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,546,311,183
Total number of portfolio holdings	137
Total advisory fee paid	$ 10,226,278
Portfolio turnover rate	53%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Vanguard S&P 500 ETF	23.0%
iShares Core S&P 500 ETF	20.3%
Vanguard Intermediate-Term Corporate Bond ETF	9.5%
Vanguard Total Stock Market ETF	5.7%
iShares Core S&P Mid-Cap ETF	4.1%
iShares MBS ETF	3.0%
U.S. Treasury Bond 4.625%, 02/15/2055	2.4%
U.S. Treasury Bond 4.750%, 05/15/2055	2.2%
Invesco QQQ Trust Series 1 ETF	2.0%
iShares Core S&P Small-Cap ETF	1.6%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Vanguard S&P 500 ETF	23.0%
iShares Core S&P 500 ETF	20.3%
Vanguard Intermediate-Term Corporate Bond ETF	9.5%
Vanguard Total Stock Market ETF	5.7%
iShares Core S&P Mid-Cap ETF	4.1%
iShares MBS ETF	3.0%
U.S. Treasury Bond 4.625%, 02/15/2055	2.4%
U.S. Treasury Bond 4.750%, 05/15/2055	2.2%
Invesco QQQ Trust Series 1 ETF	2.0%
iShares Core S&P Small-Cap ETF	1.6%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
Derivatives Risk was added as a principal investment risk within the Portfolio’s December 5, 2025 Prospectus.
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual
net operating expenses would not exceed 1.13%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.90% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.

Material Fund Change Expenses [Text Block]
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual
net operating expenses would not exceed 1.13%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
On October 10, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.90% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.

Material Fund Change Risks Change [Text Block]	Derivatives Risk was added as a principal investment risk within the Portfolio’s December 5, 2025 Prospectus.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP Core Plus Bond Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Core Plus Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Core Plus Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Core Plus Bond Portfolio	$ 60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the year ended December 31, 2025, the Portfolio returned 6.60% versus 7.15% for its primary benchmark, the ICE BofA U.S. Broad Market Index.

Effective at the end of business on December 5, 2025, Constellation Investments, Inc. (“CINV”) terminated its sub-advisory agreement with Federated Investment Management Company (“Federated”) and assumed portfolio management responsibilities.

Due to the termination of the sub-advisory agreement, the name of the Portfolio was changed from AVIP Federated Core Plus Bond Portfolio to AVIP Core Plus Bond Portfolio and the Portfolio’s investment strategies were revised.

For the period from January 1, 2025 to December 5, 2025 (the “first performance period”), the Portfolio returned 6.48% versus 6.92% for its primary benchmark.

For the period from December 6, 2025 to December 31, 2025 (the “latter performance period”), the Portfolio returned 0.11% versus 0.21% for its primary benchmark.
Federated:

For the first performance period, the Portfolio underperformed the benchmark on a net-of fees basis.

Portfolio performance on a gross basis was driven by the Portfolio’s security selection with positive contributions from emerging markets and high yield bonds. In addition, the Portfolio’s yield curve steepening positioning, with an overweight to shorter maturities and an underweight to longer maturities, was a positive contributor.

The Portfolio’s out-of-index allocations to trade finance loans and high yield bonds was also a positive contributor which more than offset the negative contributions from underweight allocations to investment grade corporates and U.S. Treasuries.

The Portfolio’s interest rate sensitivity (duration), which was less than the benchmark, was a negative contributor to relative performance.

From an individual security perspective, the top contributors to relative performance for the first performance period were short positions in the September 2025 and December 2025 CBT 2-Year U.S. Treasury Note futures contracts, as well as shares of the Federated Project and Trade Finance Core Fund.

The top detractors during the first performance period were long positions in September 2025, December 2025, and March 2025 CBT 2-Year U.S. Treasury Note futures contracts.
CINV:

The latter performance period was limited to the last few weeks of the year. During the latter performance period, the Portfolio underperformed the benchmark on a net-of-fees basis. Positive security selection, along with allocation to Ginne Mae Mortgages partially offset the impact of expenses. Some underperformance was also derived from exposure to the longer-end of the Treasury yield curve.

The Portfolio added higher-rated CLOs to enhance overall credit quality while improving spread and yield.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	Since inception (May 01, 2020)
AVIP Core Plus Bond Portfolio	6.60	(0.36)	0.49
ICE BofA U.S. Broad Market Index (Broad-based market index)	7.15	(0.42)	0.07

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Dec. 31, 2024
Net Assets	$ 514,262,198
Holdings Count | Holding	631
Advisory Fees Paid, Amount	$ 2,683,744
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 514,262,198
Total number of portfolio holdings	631
Total advisory fee paid	$ 2,683,744
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
U.S. Treasury Note 4.125%, 03/31/2032	7.1%
U.S. Treasury Note 4.625%, 02/15/2035	4.0%
U.S. Treasury Bond 4.250%, 08/15/2054	3.6%
U.S. Treasury Note 3.750%, 08/31/2031	3.2%
U.S. Treasury Note 3.875%, 11/30/2027	2.5%
U.S. Treasury Note 4.000%, 01/31/2029	2.3%
U.S. Treasury Note 3.750%, 10/31/2032	2.1%
U.S. Treasury Note 4.375%, 11/30/2030	1.9%
U.S. Treasury Note 4.375%, 12/31/2029	1.7%
U.S. Treasury Note 4.125%, 10/31/2031	1.6%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
U.S. Treasury Note 4.125%, 03/31/2032	7.1%
U.S. Treasury Note 4.625%, 02/15/2035	4.0%
U.S. Treasury Bond 4.250%, 08/15/2054	3.6%
U.S. Treasury Note 3.750%, 08/31/2031	3.2%
U.S. Treasury Note 3.875%, 11/30/2027	2.5%
U.S. Treasury Note 4.000%, 01/31/2029	2.3%
U.S. Treasury Note 3.750%, 10/31/2032	2.1%
U.S. Treasury Note 4.375%, 11/30/2030	1.9%
U.S. Treasury Note 4.375%, 12/31/2029	1.7%
U.S. Treasury Note 4.125%, 10/31/2031	1.6%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
At a meeting held on August 28, 2025, the Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the termination of the sub-advisory agreement between the Portfolio’s adviser, CINV and Federated, the prior sub-adviser to the Portfolio.

Effective at the end of business December 5, 2025, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result. The following principal risks were added to the Portfolio’s December 5, 2025 Prospectus due to the new investment strategy: CDX Tranche Risk and Swap Risk.
On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 0.76%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.

Material Fund Change Expenses [Text Block]	On August 25, 2025, an expense limitation agreement entered into by the Portfolio’s adviser, whereby the Portfolio’s annual net operating expenses would not exceed 0.76%, expired. No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Material Fund Change Risks Change [Text Block]	The following principal risks were added to the Portfolio’s December 5, 2025 Prospectus due to the new investment strategy: CDX Tranche Risk and Swap Risk.
Material Fund Change Adviser [Text Block]	At a meeting held on August 28, 2025, the Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” (the “Independent Directors”) of the Fund approved the termination of the sub-advisory agreement between the Portfolio’s adviser, CINV and Federated, the prior sub-adviser to the Portfolio.

Effective at the end of business December 5, 2025, CINV assumed the day-to-day portfolio management and the Portfolio’s name and investment strategy were revised as a result.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP Intech U.S. Low Volatility Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Intech U.S. Low Volatility Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Intech U.S. Low Volatility Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Intech U.S. Low Volatility Portfolio	$ 66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the year, the S&P 500
®
Index returned 17.88%, extending the broad rally that began in mid-April amid economic growth, strong corporate earnings, lower inflation, and Federal Reserve interest rate cuts. However, the environment created meaningful challenges, as markets operated with selective leadership (e.g., narrow gains driven by Artificial Intelligence (“AI”)/technology mega-caps), elevated risk preference (e.g., fear of missing out (“FOMO”), and rising dispersion (e.g., large spreads between stock winners and losers). These conditions tested portfolio construction, particularly for approaches that rely on broad participation and risk reduction rather than concentrated exposure. The best-performing sectors for the year were Communication Services, Information Technology, and Industrials, whereas the worst-performing sectors were Real Estate and Consumer Staples.
The Portfolio’s defensive positioning—characterized by an underweight to high-beta stocks and an overweight to low-beta stocks—was a key driver of underperformance for the year. An average overweight in the Consumer Staples sector, which underperformed the broader market, further detracted from relative performance for the year.

Market leadership remained concentrated and narrow in 2025, as only three of eleven GICS sectors and 31% of the S&P 500
®
Index constituents outperformed for the year. As a result, the strategy’s broader diversification and smaller-size positioning were headwinds to the Portfolio’s performance relative to its benchmark.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	Since inception (June 25, 2021)
AVIP Intech U.S. Low Volatility Portfolio	12.23	9.05
S&P 500 ® Index (Broad-based market index)	17.88	12.67
S&P 500 ® Low Volatility Index (Secondary comparative index)	4.36	6.18

Performance Inception Date	Jun. 25, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 558,341,993
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 3,350,294
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 558,341,993
Total number of portfolio holdings	167
Total advisory fee paid	$ 3,350,294
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	2.1%
Meta Platforms, Inc. Class A	1.8%
Alphabet, Inc. Class C	1.7%
Gilead Sciences, Inc.	1.1%
Travelers Cos., Inc. / The	1.1%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
NVIDIA Corp.	6.9%
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	2.1%
Meta Platforms, Inc. Class A	1.8%
Alphabet, Inc. Class C	1.7%
Gilead Sciences, Inc.	1.1%
Travelers Cos., Inc. / The	1.1%

AVIP AB Relative Value Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP AB Relative Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP AB Relative Value Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs
for
the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP AB Relative Value Portfolio	$ 78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In continuation of trends seen in 2024, growth stocks significantly outperformed value stocks within the S&P 500
®
Index for the year. Market performance was heavily concentrated in the “Magnificent Seven” stocks (Tesla, Inc., NVIDIA Corp., Meta Platforms, Inc. Class A, Alphabet, Inc., Apple, Inc., Microsoft Corp., and Amazon.com, Inc.), which accounted for approximately 42% of the benchmark’s total return for the year. Artificial Intelligence (“AI”)-levered names were a major tailwind for growth and, while the Portfolio did hold positions in Alphabet and Meta Platforms, Inc., this exposure was not sufficient to offset the benchmark’s roughly 30% weight in the Magnificent Seven.
Both stock and sector selection weighed on relative performance for the year. An underweight to Information Technology was a notable headwind, particularly the absence of positions in NVIDIA

Corp., Broadcom, Inc., and Micron Technology, Inc., all of which benefited from strong AI-related enthusiasm. An overweight to Fiserv, Inc., a financial technology and payment processing provider, detracted. An underweight in Alphabet, Inc. also hurt relative performance for the year, as the company shifted from being perceived as an AI laggard to a strong competitor in the AI landscape. In addition, an overweight to consulting firm Accenture PLC underperformed amid concerns that AI could disrupt the consulting industry, despite the company’s attractive valuation and strong profitability.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	Since inception (December 02, 2021)
AVIP AB Relative Value Portfolio	10.11	8.46
S&P 500 ® Index (Broad-based market index)	17.88	12.40

Performance Inception Date	Dec. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Dec. 31, 2024
Net Assets	$ 127,912,900
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 771,434
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 127,912,900
Total number of portfolio holdings	75
Total advisory fee paid	$ 771,434
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Johnson & Johnson	5.0%
JPMorgan Chase & Co.	4.9%
Berkshire Hathaway, Inc. Class B	3.9%
RTX Corp.	3.6%
Alphabet, Inc. Class C	2.7%
Cisco Systems, Inc.	2.6%
Walmart, Inc.	2.5%
Philip Morris International, Inc.	2.5%
Citigroup, Inc.	2.3%
Regeneron Pharmaceuticals, Inc.	2.2%
Portfolio Composition
Sector

Allocation

Largest Holdings [Text Block]
Top 10 Holdings
Johnson & Johnson	5.0%
JPMorgan Chase & Co.	4.9%
Berkshire Hathaway, Inc. Class B	3.9%
RTX Corp.	3.6%
Alphabet, Inc. Class C	2.7%
Cisco Systems, Inc.	2.6%
Walmart, Inc.	2.5%
Philip Morris International, Inc.	2.5%
Citigroup, Inc.	2.3%
Regeneron Pharmaceuticals, Inc.	2.2%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
On October 17, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.86% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.

Material Fund Change Expenses [Text Block]	On October 17, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.86% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP Constellation Managed Risk Balanced Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Managed Risk Balanced Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Constellation Managed Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Managed Risk Balanced Portfolio	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The portfolio underperformed its primary benchmark due to its allocation to fixed income ETFs. The primary benchmark is an equity index, while the Portfolio maintains a more balanced allocation between equities and fixed income, roughly 50% equities and 50% fixed income.

Specifically, underperformance relative to the benchmark was driven by allocations to the iShares Core U.S. Aggregate Bond ETF and, to a lesser extent, the iShares iBoxx $ Investment Grade Corporate Bond ETF. This was partially offset by a positive contribution from the Portfolio’s allocation to international equity ETFs, specifically iShares Core MSCI EAFE ETF.

Domestic equity allocations detracted slightly, with iShares Core S&P Mid-Cap ETF underperforming as mid-cap performance trailed the broader benchmark.

However, Invesco QQQ Trust Series 1 ETF aided relative performance within the domestic equity space as the Information Technology – heavy NASDQ outperformed the broader benchmark.

Futures and swap contracts contributed 116 basis points to absolute return.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	Since inception (June 25, 2021)
AVIP Constellation Managed Risk Balanced Portfolio	13.29	4.36
S&P 500 ® Index (Broad-based market index)	17.88	12.67
50% MSCI All Country World Index/50% ICE BofA U.S. Broad Market Index (Secondary comparative index)	14.63	4.86

Performance Inception Date	Jun. 25, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 501,553,778
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 2,839,009
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 501,553,778
Total number of portfolio holdings	17
Total advisory fee paid	$ 2,839,009
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core U.S. Aggregate Bond ETF	39.1%
iShares Core S&P 500 ETF	26.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.5%
Vanguard S&P 500 ETF	4.7%
Invesco QQQ Trust Series 1 ETF	3.9%
iShares Core MSCI EAFE ETF	3.9%
Vanguard Total Stock Market ETF	3.7%
iShares Core S&P Mid-Cap ETF	2.7%
State Street SPDR Portfolio S&P 500 Value ETF	2.5%
iShares Russell 1000 ETF	1.7%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
iShares Core U.S. Aggregate Bond ETF	39.1%
iShares Core S&P 500 ETF	26.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.5%
Vanguard S&P 500 ETF	4.7%
Invesco QQQ Trust Series 1 ETF	3.9%
iShares Core MSCI EAFE ETF	3.9%
Vanguard Total Stock Market ETF	3.7%
iShares Core S&P Mid-Cap ETF	2.7%
State Street SPDR Portfolio S&P 500 Value ETF	2.5%
iShares Russell 1000 ETF	1.7%

AVIP Constellation Managed Risk Moderate Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Managed Risk Moderate Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Constellation Managed Risk Moderate Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Managed Risk Moderate Growth Portfolio	$ 62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its primary benchmark due to its allocation to fixed income ETFs.

The primary benchmark is an equity index, while the Portfolio maintains a more balanced allocation between equities and fixed income, roughly 65% equities and 35% fixed income.

Specifically, underperformance relative to the benchmark was driven by the Portfolio’s allocation to

iShares Core U.S. Aggregate Bond ETF.

This was partially offset by a positive contribution from Portfolio’s allocation to international equity ETFs, specifically iShares Core MSCI EAFE ETF and iShares Core MSCI Emerging Markets ETF.

Domestic equity allocations detracted slightly, with iShares Core S&P Mid-Cap ETF underperforming as mid-cap performance trailed the broader benchmark.

However, Invesco QQQ Trust Series 1 ETF aided relative performance within the domestic equity space as the Information Technology – heavy NASDQ outperformed the broader benchmark.

Futures contracts contributed 124 basis points to absolute return.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	Since inception (October 14, 2022)
AVIP Constellation Managed Risk Moderate Growth Portfolio	14.75	15.14
S&P 500 ® Index (Broad-based market index)	17.88	23.17
65% MSCI All Country World Index/35% ICE BofA U.S. Broad Market Index (Secondary comparative index)	16.92	16.16

Performance Inception Date	Oct. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Material Change Date	Dec. 31, 2024
Net Assets	$ 1,251,235,481
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 3,375,590
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,251,235,481
Total number of portfolio holdings	15
Total advisory fee paid	$ 3,375,590
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core U.S. Aggregate Bond ETF	34.4%
iShares Core S&P 500 ETF	33.3%
Vanguard S&P 500 ETF	13.2%
Vanguard Total Stock Market ETF	5.2%
iShares Core S&P Total U.S. Stock Market ETF	5.1%
Invesco QQQ Trust Series 1 ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 1000 ETF	1.4%
State Street SPDR Portfolio S&P 500 Value ETF	1.2%
iShares Core MSCI Emerging Markets ETF	0.9%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
iShares Core U.S. Aggregate Bond ETF	34.4%
iShares Core S&P 500 ETF	33.3%
Vanguard S&P 500 ETF	13.2%
Vanguard Total Stock Market ETF	5.2%
iShares Core S&P Total U.S. Stock Market ETF	5.1%
Invesco QQQ Trust Series 1 ETF	2.3%
iShares Core MSCI EAFE ETF	1.9%
iShares Russell 1000 ETF	1.4%
State Street SPDR Portfolio S&P 500 Value ETF	1.2%
iShares Core MSCI Emerging Markets ETF	0.9%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
On October 17, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.78% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.

Material Fund Change Expenses [Text Block]	On October 17, 2025, the Portfolio’s adviser entered into an expense limitation agreement whereby the Portfolio’s annual net operating expenses will not exceed 0.78% for a period of two years.

No expense waivers or reimbursements were made during the year in connection with the expense limitation agreement.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since December 31, 2024.

For more complete information, you may review the Fund’s prospectus dated December 5, 2025, which is available at
www.augustarfund.com
or by calling
877-781-6392
(toll free).
Updated Prospectus Phone Number	877-781-6392
Updated Prospectus Web Address	www.augustarfund.com
AVIP Constellation Managed Risk Growth Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Constellation Managed Risk Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Constellation Managed Risk Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Constellation Managed Risk Growth Portfolio	$ 64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its primary benchmark due to its allocation to fixed income ETFs.

The primary benchmark is an equity index, while the Portfolio maintains a more balanced allocation between equities and fixed income, roughly 85% equities and 15% fixed income.

Specifically, underperformance relative to the benchmark was driven by the Portfolio’s allocation to

iShares Core U.S. Aggregate Bond ETF.

This was partially offset by a positive contribution from Portfolio’s allocation to international equity ETFs, specifically iShares Core MSCI EAFE ETF and iShares MSCI EAFE ETF.

Domestic equity allocations detracted slightly, with iShares Core S&P Mid-Cap ETF underperforming as mid-cap performance trailed the broader benchmark.

However, Invesco QQQ Trust Series 1 ETF aided relative performance within the domestic equity space as the Information Technology – heavy NASDQ outperformed the broader benchmark.

Futures contracts contributed 76 basis points to absolute return.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	Since inception (October 14, 2022)
AVIP Constellation Managed Risk Growth Portfolio	15.92	17.68
S&P 500 ® Index (Broad-based market index)	17.88	23.17
85% MSCI All Country World Index/15% ICE BofA U.S. Broad Market Index (Secondary comparative index)	20.00	19.62

Performance Inception Date	Oct. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 420,629,766
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 2,310,235
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 420,629,766
Total number of portfolio holdings	17
Total advisory fee paid	$ 2,310,235
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment ma
keup
of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core S&P 500 ETF	39.9%
iShares Core U.S. Aggregate Bond ETF	18.8%
Invesco QQQ Trust Series 1 ETF	7.5%
iShares Core MSCI EAFE ETF	6.3%
Vanguard Total Stock Market ETF	6.0%
iShares Core S&P Mid-Cap ETF	3.9%
Vanguard S&P 500 ETF	3.9%
State Street SPDR Portfolio S&P 500 Value ETF	3.2%
iShares Russell 1000 ETF	2.8%
iShares Core S&P Total U.S. Stock Market ETF	2.4%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
iShares Core S&P 500 ETF	39.9%
iShares Core U.S. Aggregate Bond ETF	18.8%
Invesco QQQ Trust Series 1 ETF	7.5%
iShares Core MSCI EAFE ETF	6.3%
Vanguard Total Stock Market ETF	6.0%
iShares Core S&P Mid-Cap ETF	3.9%
Vanguard S&P 500 ETF	3.9%
State Street SPDR Portfolio S&P 500 Value ETF	3.2%
iShares Russell 1000 ETF	2.8%
iShares Core S&P Total U.S. Stock Market ETF	2.4%

AVIP Moderately Conservative Model Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Moderately Conservative Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Moderately Conservative Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Moderately Conservative Model Portfolio	$ 51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its benchmark for the year, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised mostly of fixed income funds with a lesser allocation to equity funds.

The main source of underperformance was the Portfolio’s allocation to fixed income funds, with U.S. equity fund allocation underperforming as well.

Some of the underperformance was offset by the Portfolio’s allocation to international equity funds, which all outperformed the Portfolio’s primary benchmark.

The funds held that detracted most were AVIP Core Plus Bond Portfolio, PIMCO Low Duration Institutional, and PIMCO Total Return Institutional.

The funds held that contributed most to relative performance were AVIP BlackRock Advantage International Equity Portfolio, DFA International Core Equity Portfolio Institutional, and DFA Emerging Markets Portfolio Institutional.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Moderately Conservative Model Portfolio	11.43	4.21	5.54
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.65
Morningstar ® Moderately Conservative Target Risk Index (Secondary comparative index)	12.87	4.06	5.82

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 165,539,278
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 687,031
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 165,539,278
Total number of portfolio holdings	17
Total advisory fee paid	$ 687,031
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
PIMCO Total Return Institutional	17.1%
AVIP Core Plus Bond Portfolio	15.0%
AVIP S&P 500 ® Index Portfolio	14.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	10.0%
AVIP S&P MidCap 400 ® Index Portfolio	8.0%
AVIP High Income Bond Portfolio	6.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	3.0%
DFA International Core Equity Portfolio Institutional	3.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
PIMCO Total Return Institutional	17.1%
AVIP Core Plus Bond Portfolio	15.0%
AVIP S&P 500 ® Index Portfolio	14.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	10.0%
AVIP S&P MidCap 400 ® Index Portfolio	8.0%
AVIP High Income Bond Portfolio	6.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	3.0%
DFA International Core Equity Portfolio Institutional	3.0%

AVIP Balanced Model Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Balanced Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Balanced Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Balanced Model Portfolio	$ 46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its benchmark for the year, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised of fixed income and equity funds with a lesser allocation to fixed income funds.

The main source of underperformance was the Portfolio’s allocation to fixed income funds, with U.S. equity fund allocation underperforming as well.

Some of the underperformance was offset by the Portfolio’s allocation to international equity funds, which all outperformed the Portfolio’s primary benchmark.

The funds held that detracted most were AVIP S&P MidCap 400
®
Index Portfolio, AVIP Core Plus Bond Portfolio, and PIMCO Low Duration Institutional.

The funds held that contributed most to relative performance were AVIP BlackRock Advantage International Equity Portfolio, DFA International Core Equity Portfolio Institutional, and DFA Emerging Markets Portfolio Institutional.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Balanced Model Portfolio	13.80	5.87	6.89
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.65
Morningstar ® Moderate Target Risk Index (Secondary comparative index)	15.95	5.95	7.45

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 678,584,330
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 2,749,289
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 678,584,330
Total number of portfolio holdings	19
Total advisory fee paid	$ 2,749,289
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	16.0%
PIMCO Total Return Institutional	12.0%
AVIP S&P MidCap 400 ® Index Portfolio	11.0%
AVIP Core Plus Bond Portfolio	10.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%
AVIP High Income Bond Portfolio	4.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	16.0%
PIMCO Total Return Institutional	12.0%
AVIP S&P MidCap 400 ® Index Portfolio	11.0%
AVIP Core Plus Bond Portfolio	10.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%
AVIP High Income Bond Portfolio	4.0%

AVIP Moderate Growth Model Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Moderate Growth Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Moderate Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Moderate Growth Model Portfolio	$ 45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio underperformed its benchmark for the year, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised mostly of equity funds with a lesser allocation to fixed income funds.

The main source of underperformance was the Portfolio’s allocation to fixed income funds, with U.S. equity fund allocation underperforming as well.

Some of the underperformance was offset by the Portfolio’s allocation to international equity funds, which all outperformed the Portfolio’s primary benchmark.

The funds held that detracted most were AVIP S&P MidCap 400
®
Index Portfolio, AVIP Core Plus Bond Portfolio, and PIMCO Total Return Institutional.

The funds held that contributed most to relative performance were AVIP BlackRock Advantage International Equity Portfolio, DFA International Core Equity Portfolio Institutional, and DFA Emerging Markets Portfolio Institutional.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Moderate Growth Model Portfolio	15.81	7.58	8.46
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.65
Morningstar ® Moderately Aggressive Target Risk Index (Secondary comparative index)	18.45	7.94	9.15

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 1,373,880,332
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 5,499,431
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,373,880,332
Total number of portfolio holdings	19
Total advisory fee paid	$ 5,499,431
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	13.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
PIMCO Total Return Institutional	7.0%
AVIP Core Plus Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP Bond Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	13.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
PIMCO Total Return Institutional	7.0%
AVIP Core Plus Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP Bond Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%

AVIP Growth Model Portfolio
Shareholder Report [Line Items]
Fund Name	AVIP Growth Model Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AVIP Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.augustarfund.com . You can also request this information by contacting us at 877-781-6392 (toll-free).
Additional Information Phone Number	877-781-6392
Additional Information Website	www.augustarfund.com
Expenses [Text Block]
Portfolio Expenses -
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AVIP Growth Model Portfolio	$ 49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Portfolio slightly underperformed its benchmark, as it is an asset allocation Portfolio.

The Portfolio invests in affiliated and unaffiliated mutual funds, comprised mostly of equity funds with a lesser allocation to fixed income funds.

The main source of underperformance on a net basis was the Portfolio’s allocation within U.S. Equity funds, with an allocation to fixed income funds underperforming as well.

Much of the underperformance was offset by the Portfolio’s allocation to international equity funds, which all outperformed the Portfolio’s primary benchmark.

The funds held that detracted most were AVIP S&P MidCap 400
®
Index Portfolio, AVIP AB Relative Value Portfolio, and AVIP AB Small Cap Portfolio.

The funds held that contributed most to relative performance were AVIP BlackRock Advantage International Equity Portfolio, DFA International Core Equity Portfolio Institutional, and DFA Emerging Markets Portfolio Institutional.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%) (As of December 31, 2025)	1 Year	5 Years	Since inception (March 01, 2017)
AVIP Growth Model Portfolio	17.78	8.85	9.67
S&P 500 ® Index (Broad-based market index)	17.88	14.42	14.65
Morningstar ® Aggressive Target Risk Index (Secondary comparative index)	20.43	9.59	10.40

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares nor fees related to available insurance or annuity products.
Net Assets	$ 339,703,391
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 1,347,283
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Portfolio

Statistics (As of December 31, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 339,703,391
Total number of portfolio holdings	19
Total advisory fee paid	$ 1,347,283
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings (As of December 31, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	15.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
AVIP AB Small Cap Portfolio	3.0%
DFA Emerging Markets Portfolio Institutional	3.0%
Portfolio Composition

Largest Holdings [Text Block]
Top 10 Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	15.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
AVIP AB Small Cap Portfolio	3.0%
DFA Emerging Markets Portfolio Institutional	3.0%